Mineral Interests, Property and Equipment - Schedule of Mineral Interests, Property and Equipment (Details) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Net Book Value
Net Book value		$ 1,347,672	$ 1,251,424
Cost [Member]
Cost
Balance at beginning		1,259,019	1,133,580
Additions		182,535	126,765
Disposals	[1]		(1,326)
Transfers
Reclassification to assets held for distribution		(83,389)
Balance at ending		1,358,165	1,259,019
Accumulated Amortization [Member]
Accumulated Depreciation
Balance at beginning		7,595	5,116
Depreciation expense	[2]	2,898	3,447
Disposals	[1]		(968)
Balance at ending		10,493	7,595
Mineral interests [Member]
Net Book Value
Net Book value		823,952	802,590
Mineral interests [Member] | Cost [Member]
Cost
Balance at beginning		802,590	756,806
Additions		104,751	45,784
Disposals	[1]
Transfers
Reclassification to assets held for distribution		(83,389)
Balance at ending		823,952	802,590
Mineral interests [Member] | Accumulated Amortization [Member]
Accumulated Depreciation
Balance at beginning
Depreciation expense	[2]
Disposals	[1]
Balance at ending
Construction in progress [Member]
Net Book Value
Net Book value		355,153	277,979
Construction in progress [Member] | Cost [Member]
Cost
Balance at beginning		277,979	198,066
Additions		77,174	80,145
Disposals	[1]
Transfers			(232)
Reclassification to assets held for distribution
Balance at ending		355,153	277,979
Construction in progress [Member] | Accumulated Amortization [Member]
Accumulated Depreciation
Balance at beginning
Depreciation expense	[2]
Disposals	[1]
Balance at ending
Property & equipment [Member]
Net Book Value
Net Book value		167,100	169,530
Property & equipment [Member] | Cost [Member]
Cost
Balance at beginning		175,722	175,490
Additions		45
Disposals	[1]
Transfers			232
Reclassification to assets held for distribution
Balance at ending		175,767	175,722
Property & equipment [Member] | Accumulated Amortization [Member]
Accumulated Depreciation
Balance at beginning		6,192	3,587
Depreciation expense	[2]	2,475	2,605
Disposals	[1]
Balance at ending		8,667	6,192
Right-of-use assets [Member]
Net Book Value
Net Book value	[3]	1,467	1,325
Right-of-use assets [Member] | Cost [Member]
Cost
Balance at beginning	[3]	2,728	3,218
Additions	[3]	565	836
Disposals	[1],[3]		(1,326)
Transfers	[3]
Reclassification to assets held for distribution	[3]
Balance at ending	[3]	3,293	2,728
Right-of-use assets [Member] | Accumulated Amortization [Member]
Accumulated Depreciation
Balance at beginning	[3]	1,403	1,529
Depreciation expense	[2],[3]	423	842
Disposals	[1],[3]		(968)
Balance at ending	[3]	$ 1,826	$ 1,403

[1]	Disposals relate to equipment lease cancellations at KSM
[2]	Depreciation expense related to camps, equipment, and right-of-use assets associated with the KSM construction is capitalized to construction in progress
[3]	Right-of-use assets consist of property and equipment related to assets leased and accounted for under IFRS 16